Annual Fund Operating Expenses - Institutional - Chinese Equity Portfolio - Institutional Class	Feb. 28, 2021
Operating Expenses:
Management Fees	0.95%
Distribution (Rule 12b-1) Fees	none
Other Expenses	3.80%	[1]
Total Annual Portfolio Operating Expenses	4.75%
Fee Waiver and/or Expense Reimbursement	(3.60%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	[2]

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.